Offerings - Offering: 1	Nov. 07, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.75 per share
Amount Registered | shares	410,187
Proposed Maximum Offering Price per Unit	148.73
Maximum Aggregate Offering Price	$ 61,007,112.51
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,340.19
Offering Note
(1)
This Registration Statement on Form
S-3
(this “
Registration Statement
”) registers offers and sales of 410,187 shares of the registrant’s common stock, par value $0.75 per share (the “
Chevron common stock
”) issuable to former employees, former directors and other former service providers (collectively, the “
Former Employees
”) of Noble Energy Corporation (“
Noble Energy
”) who were granted certain stock options, cash-settled restricted stock units, shares of restricted stock and notional shares of restricted stock of Noble Energy prior to the effective time of the merger (“
Merger
”) of Noble Energy with Chelsea Merger Sub Inc., a direct, wholly-owned subsidiary of the registrant (“
Merger Sub
”), pursuant to the Agreement and Plan of Merger, dated as of July 20, 2020 (“
Merger Agreement
”), among the registrant, Merger Sub and Noble Energy, and which have been assumed by the registrant in connection with the Merger. Pursuant to Rule 416(a), the number of shares of Chevron common stock being registered shall be adjusted to include any additional shares of Chevron common stock that may become issuable as a result of stock splits, stock dividends or similar transactions in accordance with the anti-dilution provisions of the Assumed Equity Plans (as defined in the Registration Statement) and agreements evidencing outstanding awards thereunder.

(2)
Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act of 1933, as amended (the “
Securities Act
”). The price per share of Chevron common stock is based on the average of the high and low prices reported for a share of Chevron common stock on the New York Stock Exchange on October 31, 2024.